INVENTORY	12 Months Ended
Feb. 28, 2015
INVENTORY [Abstract]
INVENTORY

6. INVENTORY

        Inventory is comprised of the following:

	February 28, 2015	February 28, 2014
Raw Materials	7,469	6,368
Work in Progress	577	696
Finished Goods	13,709	20,748

Total Production Inventory	21,755	27,812
Inventory held for customer service/warranty	2,539	2,604

Total Inventory	24,294	30,416

        Cost of sales for the year ended February 28, 2015 was $129,772 [2014 – $79,348], which included $115,309 of product costs [2014 – $74,327]. The remaining costs of $14,463 [2014 – $5,021] related principally to warehousing, freight, warranty, overhead and other direct costs of sales.

        For the year ended February 28, 2015, the Company recognized an impairment loss on inventory of $2,771 [2014 – $1,078]. This impairment loss related primarily to raw material and finished goods for certain older product lines.

        The Company allocates overhead and labour to inventory. Included in cost of goods sold for the year ended February 28, 2015 was overhead allocations of $3,860 [2014 – $3,283]. Included in inventory at February 28, 2015 was overhead allocations of $461 [2014 – $1,400].